TYPE						13F-HR
PERIOD					12-31-2006
FILER
	CIK					0001121182
	CCC					2gggggg*
SUBMISSION-CONTACT			P. Epperson

	PHONE				859/344-4002

Attached Documents Page (2)
						Form 13F
						Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [   ]

This Amendment (check only one):


Investment Manager Filing this Report:

Name: 	Tapke Asset Management, LLC.
Address:	909 Wright's Summit Parkway, Suite 300
		Ft. Wright, KY  41011

13F File Number:	028-05847

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard H. Tapke, Jr.
Title:		President
Phone:		859/344-4004
Signature, Place, and Date of Signing:

	Richard H. Tapke,Jr.    Ft. Wright, Kentucky    February 7, 2007
Report Type:

13F Holdings Report


			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total:		67

Form 13F Information Table Value Total:		$209,123

List of Other Included Managers:

	None